Fair Value Measurement - Additional Information (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) Milestone	Dec. 31, 2020 USD ($) Milestone	Dec. 31, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		$ 2,474
Business Combination, Contingent Consideration, Number Of Technical Milestone | Milestone	4	4
Level 1 | Money market funds and time deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		$ 2,500	$ 2,500
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 11,725	2,474	2,473
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	11,725	2,474	$ 2,473
Recurring | Level 1 | Money market funds and time deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 11,700	$ 2,500
Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs	13.5
Revenue Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs	29.0